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                         SEI INSTITUTIONAL MANAGED TRUST

                              Small Cap Value Fund
                              Small Cap Growth Fund
                        Large Cap Disciplined Equity Fund

                        Supplement Dated August 20, 2004
         to the Class A Shares Equity Prospectus Dated January 31, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES TO THE SMALL CAP VALUE AND SMALL CAP GROWTH FUNDS' MARKET CAPITALIZATION RANGES

The Prospectus is hereby amended and supplemented to reflect changes in the market capitalization range of portfolio securities invested in by each of the Small Cap Value Fund and Small Cap Growth Fund (each a "Fund"). Accordingly, the first paragraph in the "Investment Strategy" sub-section of the section entitled "Small Cap Value Fund" is hereby deleted and replaced with the following:

     Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital among other factors.

In addition, the first paragraph in the "Investment Strategy" sub-section of the section entitled "Small Cap Growth Fund" is hereby deleted and replaced with the following:

     Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations.

CHANGE IN SUB-ADVISER INFORMATION FOR LARGE CAP DISCIPLINED EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect that as of July 1, 2004 the investment sub-advisory services provided to the Large Cap Disciplined Equity Fund by the Quantitative Management division of Prudential Investment Management, Inc. ("PIM") are instead rendered through PIM's subsidiary, Quantitative Management Associates LLC. There will not be any changes in the portfolio management team as a result of this change, and James H. Scott and Margaret Stumpp will continue to lead a team of investment professionals in managing the assets of the Fund.

In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to PIM under the sub-section entitled "Large Cap Disciplined Equity Fund" is hereby deleted and replaced with the following paragraph:

     QUANTITATIVE MANAGEMENT ASSOCIATES LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team

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     of investment professionals at QMA, led by James H. Scott, Chief Executive
     Officer, and Margaret Stumpp, Chief Investment Officer, manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to QMA. Mr. Scott and Ms. Stumpp have been with QMA since the firm's formation in 2003. Prior to that, Mr. Scott and Ms. Stumpp were each employed by Prudential Investment Management, Inc. (PIM) for fifteen years, most recently as Senior Managing Directors. QMA is a subsidiary of PIM.

There are no changes to the other sub-advisers of the Large Cap Disciplined Equity Fund.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                         SEI INSTITUTIONAL MANAGED TRUST

                              Small Cap Value Fund
                              Small Cap Growth Fund

                        Supplement Dated August 20, 2004
             to the Class I Shares Prospectus Dated January 31, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS I SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES TO THE SMALL CAP VALUE AND SMALL CAP GROWTH FUNDS' MARKET CAPITALIZATION RANGES

The Prospectus is hereby amended and supplemented to reflect changes in the market capitalization range of portfolio securities invested in by each of the Small Cap Value Fund and Small Cap Growth Fund (each a "Fund"). Accordingly, the first paragraph in the "Investment Strategy" sub-section of the section entitled "Small Cap Value Fund" is hereby deleted and replaced with the following:

     Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital among other factors.

In addition, the first paragraph in the "Investment Strategy" sub-section of the section entitled "Small Cap Growth Fund" is hereby deleted and replaced with the following:

     Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                         SEI INSTITUTIONAL MANAGED TRUST
                              LARGE CAP VALUE FUND
                              LARGE CAP GROWTH FUND
                           TAX-MANAGED LARGE CAP FUND
                        LARGE CAP DISCIPLINED EQUITY FUND
                              SMALL CAP GROWTH FUND
                              SMALL CAP VALUE FUND
                           TAX-MANAGED SMALL CAP FUND
                                  MID-CAP FUND
                             CORE FIXED INCOME FUND
                              HIGH YIELD BOND FUND

                         SUPPLEMENT DATED AUGUST 20, 2004
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGES TO THE SMALL CAP VALUE AND SMALL CAP GROWTH FUNDS' MARKET CAPITALIZATION RANGES

The SAI is hereby supplemented to reflect changes in the market capitalization ranges of portfolio securities invested in by each of the Small Cap Value Fund and Small Cap Growth Fund (each a "Fund"). Accordingly, in the section entitled "Investment Objectives and Policies," the sub-sections for each Fund on page S-4 are hereby deleted and replaced with the following:

     SMALL CAP VALUE FUND - The investment objective of the Small Cap Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

     The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's sub-advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs and shares of other investment companies, and lend its securities to qualified borrowers.

     Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

     The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in

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     Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described
     ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

     SMALL CAP GROWTH FUND - The investment objective of the Small Cap Growth Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. Each sub-adviser selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth potential and positive earnings surprises.

     The Fund may also invest in securities of foreign issuers. The Fund may only invest in equity securities if they are listed on registered exchanges or actively traded in the over-the-counter market and in ADRs traded on registered exchanges or on NASDAQ.0

     Any remaining assets may be invested in equity securities of more established companies that the sub-advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs and shares of other investment companies, and lend its securities to qualified borrowers.

     For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income securities.

     Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

     The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

CHANGE IN NON-FUNDAMENTAL POLICY REGARDING PLEDGING, HYPOTHECATING OR MORTGAGING OF ASSETS

The SAI is hereby supplemented to reflect a change in the non-fundamental policy regarding pledging, hypothecating or mortgaging of assets for each of the Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Mid-Cap Fund, Core Fixed Income Fund and High Yield Bond Fund. Accordingly, the first non-fundamental policy, under the section entitled "Investment Limitations," on page S-29 is hereby deleted and replaced with the following:

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     Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by
     Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

CHANGE IN SUB-ADVISER INFORMATION FOR LARGE CAP DISCIPLINED EQUITY FUND

The SAI is hereby amended and supplemented to reflect the following change for the Large Cap Disciplined Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Prudential Investment Management, Inc. on page S-36 is hereby deleted and replaced with the following paragraph:

     QUANTITATIVE MANAGEMENT ASSOCIATES LLC - Quantitative Management Associates LLC ("QMA") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company formed in 2003.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE